Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Composition of the weighted average shares used in the basic and dilutive earnings per share computations
The following table sets forth the composition of the weighted average shares (denominator) used in the basic and dilutive earnings per share computations.

	For the Year Ended December 31,
	2012	2011

Net Income	$981,000	$528,000

Weighted average shares outstanding – basic	888,008	874,566
Effect of dilutive common stock equivalents	4,826	4,333
Adjusted weighted average shares outstanding – diluted	892,834	878,899

Basic earnings per share	$1.10	$0.60
Diluted earnings per share	$1.10	$0.60